PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2018
Current prepayments [abstract]
Prepaid expenses
	December 31, 2018	December 31, 2017	December 31, 2016
General	$47,216	$-	$57,681
Insurance	57,882	41,029	40,969
Environmental and taxes	8,789	47,508	40,695
Transportation and fuel	-	-	23,863
Rent	9,385	11,458	37,318
Market advisors	-	40,615	-
	$123,272	$140,610	$200,526